Trade Names and Other Intangible Assets - Net - Other Intangible Assets - Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Net Carrying Value, definite lives	$ 38,728
Weighted Average Amortization Period, definite lives	19 years 3 months 18 days
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, definite lives	41,000	40,500
Accumulated Amortization, definite lives	9,880	6,663
Net Carrying Value, definite lives	31,120	33,837
Other Intangible Assets [Member] | Favorable Lease Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, definite lives	18,200	18,200
Accumulated Amortization, definite lives	1,397	934
Net Carrying Value, definite lives	16,803	17,266
Weighted Average Amortization Period, definite lives	39 years	39 years
Other Intangible Assets [Member] | Reseller Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, definite lives	22,300	22,300
Accumulated Amortization, definite lives	8,483	5,729
Net Carrying Value, definite lives	13,817	16,571
Weighted Average Amortization Period, definite lives	8 years 1 month 10 days	8 years 1 month 10 days
Other Intangible Assets [Member] | Non-compete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount, definite lives	500
Net Carrying Value, definite lives	$ 500
Weighted Average Amortization Period, definite lives	5 years